CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Net sales	$ 1,653,041	$ 1,232,667	$ 5,538,005	$ 1,266,295
Cost of goods sold ($2,274,345 related party for 2013) and ($479,507 and $462,900 related party for 2014 and 2013, respectively)	1,661,423	1,165,582	5,193,445	1,021,332
Gross profit	(8,382)	67,085	344,560	244,963
Operating expenses
Consulting fees ($496,438 and $161,945 related party for 2013 and 2012, respectively) and ($20,100 and $24,000 related party for 2014 and 2013, respectively)	141,166	158,742	680,196	623,949
Share-based compensation	472,774	0	1,065,288	124,660
Salaries and wages	271,575	157,517	830,677	467,023
Legal and professional fees	36,913	63,575	286,728	300,674
General and administrative ($48,123 related party for 2013) and ($18,533 and $18,692 related party for 2014 and 2013, respectively	215,754	108,177	900,463	414,133
Total operating expenses	1,138,182	488,011	3,763,352	1,930,439
Loss from operations	(1,146,564)	(420,926)	(3,418,792)	(1,685,476)
Other (income) and expenses
Interest income	(578)	(528)	(2,496)	(1,206)
Interest expense ($392,170 warrants issued for convertible note for 2013; $176,862 related party for 2013) and ($29,739 and $23,611 related party for 2014 and 2013, respectively)	44,977	58,530	592,788	185,561
Other	0	0	4,043	0
Total other income and expenses	44,399	58,002	594,335	184,355
Loss before provision for income taxes	(1,190,963)	(478,928)	(4,013,127)	(1,869,831)
Provision for income taxes	1,266	0	0	0
Net loss	(1,192,229)	(478,928)	(4,013,127)	(1,869,831)
Premium on Series AA Preferred conversion to common shares	2,243,410	0	0	0
Net loss available to common stockholders	$ (3,435,639)	$ (478,928)	$ 0	$ 0
Basic and diluted loss per share (in Dollars per share)	$ (0.07)	$ (0.01)	$ (0.09)	$ (0.07)
Weighted average common shares outstanding (basic and diluted) (in Shares)	49,486,052	38,387,216	45,527,044	26,402,477